Long-Term Deposits, Equipment Prepayments, Other and Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Long Term Deposits And Advance Payments On Equipment [Abstract]
Schedule of long-term deposits, equipment prepayments, other and commitments
	December 31,	December 31,
	2021	2020
VAT receivable*	$2,067	$—
Security deposits for energy, insurance and rent	1,555	942
Equipment prepayments	83,059	31
	$86,681	$973

*	See note 19d for further details to the Company’s foreign currency risk on VAT receivable in Argentine Pesos.

Schedule of antminer miners are outlined
December 31,
2021
Three months ending March 31, 2022	$45,642
Three months ending June 30, 2022	44,239
Three months ending September 30, 2022	28,391
Three months ending December 31, 2022	13,890
$132,162